03.31 Fidelity Inflation-Protected Bond Fund AMCI PRO-06 | Fidelity® Inflation-Protected Bond Fund
Fund Summary Fund/Class: Fidelity® Inflation-Protected Bond Fund/Fidelity Advisor® Inflation-Protected Bond Fund A, M, C, I
Investment Objective
The fund seeks a total return that exceeds the rate of inflation over the long term.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 30 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® Inflation-Protected Bond Fund} - 03.31 Fidelity Inflation-Protected Bond Fund AMCI PRO-06 - Fidelity® Inflation-Protected Bond Fund	Fidelity Inflation-Protected Bond Fund-Class A		Fidelity Inflation-Protected Bond Fund-Class M		Fidelity Inflation-Protected Bond Fund-Class C		Fidelity Inflation-Protected Bond Fund - Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%		4.00%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none
[1]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Inflation-Protected Bond Fund} - 03.31 Fidelity Inflation-Protected Bond Fund AMCI PRO-06 - Fidelity® Inflation-Protected Bond Fund	Fidelity Inflation-Protected Bond Fund-Class A	Fidelity Inflation-Protected Bond Fund-Class M	Fidelity Inflation-Protected Bond Fund-Class C	Fidelity Inflation-Protected Bond Fund - Class I
Management fee	0.31%	0.31%	0.31%	0.31%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	1.00%	none
Other expenses	0.22%	0.26%	0.24%	0.20%
Total annual operating expenses	0.78%	0.82%	1.55%	0.51%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity® Inflation-Protected Bond Fund} - 03.31 Fidelity Inflation-Protected Bond Fund AMCI PRO-06 - Fidelity® Inflation-Protected Bond Fund - USD ($)	Fidelity Inflation-Protected Bond Fund-Class A	Fidelity Inflation-Protected Bond Fund-Class M	Fidelity Inflation-Protected Bond Fund-Class C	Fidelity Inflation-Protected Bond Fund - Class I
1 year	$ 476	$ 480	$ 258	$ 52
3 years	639	651	490	164
5 years	816	837	845	285
10 years	$ 1,327	$ 1,373	$ 1,845	$ 640

Hold Shares
Expense Example, No Redemption {- Fidelity® Inflation-Protected Bond Fund} - 03.31 Fidelity Inflation-Protected Bond Fund AMCI PRO-06 - Fidelity® Inflation-Protected Bond Fund - USD ($)	Fidelity Inflation-Protected Bond Fund-Class A	Fidelity Inflation-Protected Bond Fund-Class M	Fidelity Inflation-Protected Bond Fund-Class C	Fidelity Inflation-Protected Bond Fund - Class I
1 Year	$ 476	$ 480	$ 158	$ 52
3 Years	639	651	490	164
5 Years	816	837	845	285
10 Years	$ 1,327	$ 1,373	$ 1,845	$ 640

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in inflation-protected debt securities of all types.
  Normally investing primarily in U.S. dollar-denominated inflation-protected debt securities.
  Currently focusing investments in inflation-protected debt securities issued by the U.S. Treasury, but may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury, and by other entities such as corporations and foreign governments.
  Managing the fund to have similar overall interest rate risk to the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L).
  Allocating assets across different market sectors and maturities.
  Investing in domestic and foreign issuers.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

The Board of Trustees and shareholders of the fund have approved an agreement and plan of reorganization between the fund and Fidelity® Inflation-Protected Bond Index Fund pursuant to which the fund will be reorganized on a tax-free basis with and into Fidelity® Inflation-Protected Bond Index Fund. As a result of the reorganization, shareholders of each class of the fund will receive Investor Class shares of Fidelity® Inflation-Protected Bond Index Fund. The reorganization is expected to occur on or about August 24, 2018.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Investing for Inflation Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	4.61%	March 31, 2008
Lowest Quarter Return	-7.33%	June 30, 2013
Year-to-Date Return	-0.49%	June 30, 2018

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2017

Average Annual Total Returns{- Fidelity® Inflation-Protected Bond Fund} - 03.31 Fidelity Inflation-Protected Bond Fund AMCI PRO-06 - Fidelity® Inflation-Protected Bond Fund	Past 1 year	Past 5 years	Past 10 years
Fidelity Inflation-Protected Bond Fund-Class A | Return Before Taxes	(1.66%)	(1.40%)	2.28%
Fidelity Inflation-Protected Bond Fund-Class A | After Taxes on Distributions	(2.58%)	(2.05%)	1.55%
Fidelity Inflation-Protected Bond Fund-Class A | After Taxes on Distributions and Sales	(0.88%)	(1.30%)	1.50%
Fidelity Inflation-Protected Bond Fund-Class M | Return Before Taxes	(1.75%)	(1.44%)	2.25%
Fidelity Inflation-Protected Bond Fund-Class C | Return Before Taxes	0.66%	(1.34%)	1.93%
Fidelity Inflation-Protected Bond Fund - Class I | Return Before Taxes	2.74%	(0.32%)	2.96%
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L)(reflects no deduction for fees, expenses, or taxes)	3.01%	0.13%	3.53%

03.31 Fidelity Inflation-Protected Bond Fund AMCI PRO-06 | Fidelity® Inflation-Protected Bond Fund | Fidelity Inflation-Protected Bond Fund-Class A
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% or 0.25%, respectively.
03.31 Fidelity Inflation-Protected Bond Fund AMCI PRO-06 | Fidelity® Inflation-Protected Bond Fund | Fidelity Inflation-Protected Bond Fund-Class M
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% or 0.25%, respectively.
03.31 Fidelity Inflation-Protected Bond Fund AMCI PRO-06 | Fidelity® Inflation-Protected Bond Fund | Fidelity Inflation-Protected Bond Fund-Class C
On Class C shares redeemed less than one year after purchase.